Summary of Significant Accounting Policies - Schedule of Intangible Assets Estimated Useful Life (Details)	Dec. 31, 2025
Software and Research and Development [Member]
Schedule of Estimated Useful Life [Line Items]
Customer relationships	5 years
Customer Relationships [Member]
Schedule of Estimated Useful Life [Line Items]
Customer relationships	5 years